Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Fair Value, by Balance Sheet Grouping

The following table shows the Company’s cash, cash equivalents and marketable debt securities by significant investment category as of December 31, 2024:

						Current	Noncurrent
	Amortized	Unrealized	Unrealized	Fair	Cash and Cash	Marketable	Marketable
	Cost (1)	Gains	Losses	Value	Equivalents	Securities	Securities
Cash	$—	$—	$—	$—	$3,020	$—	$—
Level 1:
Money market funds	—	—	—	—	94,112	—	—
U.S. Treasury securities	156,040	1,688	(6)	157,722	—	110,249	47,473
Subtotal	156,040	1,688	(6)	157,722	94,112	110,249	47,473
Level 2 (2):
Commercial paper	19,902	531	—	20,433	—	20,433	—
Total	$175,942	$2,219	$(6)	$178,155	$97,132	$130,682	$47,473
(1)	There was no allowance for expected credit losses on available-for-sale debt securities as of December 31, 2024 as the unrealized losses were deemed to be temporary in nature.
(2)	The valuation techniques used to measure the fair values of the Company’s Level 2 financial instruments, which generally have counterparties with high credit ratings, are based on quoted market prices or model-driven valuations using significant inputs derived from or corroborated by observable market data.

Debt Securities, Available-for-Sale

The following table shows the fair value of the Company’s noncurrent marketable debt securities, by contractual maturity, as of December 31, 2024:

Due within 1 year	$130,682
Due after 1 year through 5 years	47,473
Total fair value	$178,155